Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.33%
Communication services: 11.72%
Entertainment: 3.45%
Live Nation Entertainment, Inc.†	4,269	$467,413
Roblox Corp. Class A†	16,982	751,623
Spotify Technology SA†	1,967	724,898
TKO Group Holdings, Inc. Class A†	4,360	539,376
		2,483,310
Interactive media & services: 8.27%
Alphabet, Inc. Class A	11,959	1,983,400
Meta Platforms, Inc. Class A	6,943	3,974,451
		5,957,851
Consumer discretionary: 18.03%
Automobiles: 1.04%
Ferrari NV	1,591	747,945
Broadline retail: 8.74%
Amazon.com, Inc.†	26,495	4,936,813
MercadoLibre, Inc.†	660	1,354,294
		6,291,107
Hotels, restaurants & leisure: 4.39%
Booking Holdings, Inc.	292	1,229,939
DoorDash, Inc. Class A†	6,800	970,564
DraftKings, Inc. Class A†	15,225	596,820
Wingstop, Inc.	873	363,238
		3,160,561
Household durables: 1.01%
PulteGroup, Inc.	5,096	731,429
Specialty retail: 1.99%
Boot Barn Holdings, Inc.†	5,240	876,547
O’Reilly Automotive, Inc.†	485	558,526
		1,435,073
Textiles, apparel & luxury goods: 0.86%
On Holding AG Class A†	12,324	618,049
Consumer staples: 0.95%
Personal care products: 0.95%
BellRing Brands, Inc.†	5,144	312,344
e.l.f. Beauty, Inc.†	3,396	370,266
		682,610
Financials: 8.86%
Capital markets: 4.47%
KKR & Co., Inc.	4,100	535,378
See accompanying notes to portfolio of investments
Allspring VT Discovery All Cap Growth Fund | 1

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Capital markets(continued)
Robinhood Markets, Inc. Class A†	23,600	$552,712
S&P Global, Inc.	1,649	851,907
Tradeweb Markets, Inc. Class A	10,354	1,280,479
		3,220,476
Financial services: 3.01%
Mastercard, Inc. Class A	2,500	1,234,500
Visa, Inc. Class A	3,394	933,180
		2,167,680
Insurance: 1.38%
Progressive Corp.	3,912	992,709
Health care: 7.90%
Biotechnology: 1.45%
Natera, Inc.†	4,300	545,885
Vertex Pharmaceuticals, Inc.†	1,067	496,241
		1,042,126
Health care equipment & supplies: 3.07%
Boston Scientific Corp.†	11,353	951,381
Intuitive Surgical, Inc.†	1,792	880,356
TransMedics Group, Inc.†	2,426	380,882
		2,212,619
Life sciences tools & services: 1.01%
Danaher Corp.	2,608	725,076
Pharmaceuticals: 2.37%
Eli Lilly & Co.	1,404	1,243,860
Novo Nordisk AS ADR	3,900	464,373
		1,708,233
Industrials: 9.77%
Aerospace & defense: 1.82%
General Electric Co.	3,990	752,434
TransDigm Group, Inc.	389	555,154
		1,307,588
Commercial services & supplies: 2.16%
Tetra Tech, Inc.	15,696	740,223
Waste Connections, Inc.	4,555	814,525
		1,554,748
Construction & engineering: 1.37%
Quanta Services, Inc.	3,299	983,597
Electrical equipment: 1.16%
Vertiv Holdings Co. Class A	8,405	836,213
See accompanying notes to portfolio of investments
2 | Allspring VT Discovery All Cap Growth Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Ground transportation: 2.47%
Saia, Inc.†	1,118	$488,857
Uber Technologies, Inc.†	17,176	1,290,948
		1,779,805
Professional services: 0.79%
Parsons Corp.†	5,500	570,240
Information technology: 40.32%
Communications equipment: 2.56%
Arista Networks, Inc.†	2,426	931,147
Motorola Solutions, Inc.	2,030	912,749
		1,843,896
Electronic equipment, instruments & components: 0.86%
Zebra Technologies Corp. Class A†	1,676	620,656
Semiconductors & semiconductor equipment: 11.99%
Advanced Micro Devices, Inc.†	3,275	537,362
Analog Devices, Inc.	3,185	733,092
Entegris, Inc.	4,464	502,334
KLA Corp.	727	562,996
Monolithic Power Systems, Inc.	1,422	1,314,639
NVIDIA Corp.	35,469	4,307,355
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,881	674,013
		8,631,791
Software: 20.93%
Cadence Design Systems, Inc.†	3,482	943,726
Datadog, Inc. Class A†	4,542	522,603
Fair Isaac Corp.†	680	1,321,594
Manhattan Associates, Inc.†	2,573	723,991
Microsoft Corp.	18,168	7,817,690
Monday.com Ltd.†	2,342	650,537
Oracle Corp.	5,500	937,200
Palo Alto Networks, Inc.†	1,500	512,700
Samsara, Inc. Class A†	9,024	434,235
ServiceNow, Inc.†	1,351	1,208,321
		15,072,597
Technology hardware, storage & peripherals: 3.98%
Apple, Inc.	12,300	2,865,900
Materials: 1.78%
Chemicals: 0.75%
Sherwin-Williams Co.	1,417	540,826
Construction materials: 1.03%
Vulcan Materials Co.	2,950	738,769
Total common stocks (Cost $42,823,221)		71,523,480
See accompanying notes to portfolio of investments
Allspring VT Discovery All Cap Growth Fund | 3

Portfolio of investments—September 30, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.78%
Investment companies: 0.78%
Allspring Government Money Market Fund Select Class♠∞		4.86%	561,086	$561,086
Total short-term investments (Cost $561,086)				561,086
Total investments in securities (Cost $43,384,307)	100.11%			72,084,566
Other assets and liabilities, net	(0.11)			(77,289)
Total net assets	100.00%			$72,007,277

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$311,643	$15,322,723	$(15,073,280)	$0	$0	$561,086	561,086	$27,783
See accompanying notes to portfolio of investments
4 | Allspring VT Discovery All Cap Growth Fund

Notes to portfolio of investments—September 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring VT Discovery All Cap Growth Fund (formerly, Allspring VT Omega Growth Fund) | 5

Notes to portfolio of investments—September 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$8,441,161	$0	$0	$8,441,161
Consumer discretionary	12,984,164	0	0	12,984,164
Consumer staples	682,610	0	0	682,610
Financials	6,380,865	0	0	6,380,865
Health care	5,688,054	0	0	5,688,054
Industrials	7,032,191	0	0	7,032,191
Information technology	29,034,840	0	0	29,034,840
Materials	1,279,595	0	0	1,279,595
Short-term investments
Investment companies	561,086	0	0	561,086
Total assets	$72,084,566	$0	$0	$72,084,566
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring VT Discovery All Cap Growth Fund (formerly, Allspring VT Omega Growth Fund)